Debt (Tables)	3 Months Ended
Mar. 29, 2015
Debt Disclosure [Abstract]
Schedule of Debt
's long-term debt consists of the following:

	March 29, 2015	December 28, 2014
	(Unaudited)
	(In millions)
$2.95 billion Term B-1 Loan	$2,122	$2,769
$6.55 billion Term B-2 Loan	4,283	5,588
$3.10 billion 4.25% Second Lien Senior Secured Notes due 2020	3,100	3,100
$2.00 billion 4.875% Second Lien Senior Secured Notes due 2025	2,000	—
Other U.S. Dollar Debt due May 2013 — November 2034 (0.94%—7.96%)	10	10
Other Non-U.S. Dollar Debt due May 2013 — May 2023 (3.50%—11.00%)	47	53
2.00% U.S. Dollar Notes due September 2016	58	58
1.50% U.S. Dollar Notes due March 2017	18	18
3.125% U.S. Dollar Notes due September 2021	34	34
2.85% U.S. Dollar Notes due March 2022	6	6
$235 million 6.375% U.S. Dollar Debentures due July 2028	256	257
£125 million 6.25% British Pound Notes due February 2030	196	206
$437 million 6.75% U.S. Dollar Notes due March 2032	474	475
$931 million 7.125% U.S. Dollar Notes due August 2039	1,022	1,023
	13,626	13,597
Less portion due within one year	(10)	(11)
Total long-term debt	$13,616	$13,586
Weighted-average interest rate on long-term debt, including the impact of applicable interest rate swaps	4.24%	4.02%